Sep. 30, 2024
(Eaton Vance High Income Municipal ETF)
Investment Objective
Eaton Vance High Income Municipal ETF (the “Fund”) seeks to provide high current income exempt from regular federal income tax.
Fees and Expenses
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee[1]	0.39%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.39%
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
2	Other Expenses have been estimated for the current fiscal year.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$40	$125

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund will primarily invest in “high yield” municipal obligations under normal market conditions. For this purpose, “high yield” municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or lower by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. “High yield” municipal obligations rated below investment grade are also known as “junk bonds.” The Fund may invest in securities in any rating category, including those in default. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the lowest rating will be used for any Fund rating restrictions.
The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations,  U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
In pursuing its objective, the Fund normally acquires municipal obligations with  maturities of ten years or more, but may acquire securities with shorter maturities.
The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), to seek exposure to the municipal markets or municipal market sectors.
The Adviser’s process for selecting obligations for purchase and sale emphasizes the  creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the Adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.
The Fund may engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. The fund also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Performance Information
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the benchmark index selected for the Fund. Performance information for the Fund will be available online at www.eatonvance.com or by calling toll-free 800-836-2414.